Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTORS CASH TRUST
Entity Central Index Key	0000863209
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000035153
Shareholder Report [Line Items]
Fund Name	DWS Treasury Portfolio
Class Name	DWS U.S. Treasury Money Fund Class S
Trading Symbol	IUSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS U.S. Treasury Money Fund Class S	$27	0.26%

Gross expense ratio as of the latest prospectus: 0.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
AssetsNet	$ 580,033,575
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 67,087
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	580,033,575
Number of Portfolio Holdings	32
Total Net Advisory Fees Paid ($)	67,087
Weighted Average Maturity	21 days
7-Day Current Yield	3.45%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of March 31, 2026. The 7-Day Current Yield would have been 3.40% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	54%
Government & Agency Obligations	46%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017365
Shareholder Report [Line Items]
Fund Name	DWS Treasury Portfolio
Class Name	Institutional Shares
Trading Symbol	ICTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Gross expense ratio as of the latest prospectus: 0.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 580,033,575
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 67,087
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	580,033,575
Number of Portfolio Holdings	32
Total Net Advisory Fees Paid ($)	67,087
Weighted Average Maturity	21 days
7-Day Current Yield	3.53%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of March 31, 2026. The 7-Day Current Yield would have been 3.40% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	54%
Government & Agency Obligations	46%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000035154
Shareholder Report [Line Items]
Fund Name	DWS Treasury Portfolio
Class Name	Investment Class Shares
Trading Symbol	ITVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class Shares	$55	0.54%

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
AssetsNet	$ 580,033,575
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 67,087
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	580,033,575
Number of Portfolio Holdings	32
Total Net Advisory Fees Paid ($)	67,087
Weighted Average Maturity	21 days
7-Day Current Yield	3.18%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of March 31, 2026. The 7-Day Current Yield would have been 3.08% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	54%
Government & Agency Obligations	46%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.